Pensions and post-retirement benefits - Disclosure of actuarial valuation of schemes (Details) - UKRF - UK - Pension defined benefit plans - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of key financial assumptions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.49%	4.80%
Inflation rate (RPI)	3.17%	3.21%
Life expectancy at 60 for current pensioners, males
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	26 years 6 months	26 years 9 months 18 days	27 years 3 months 18 days
Life expectancy at 60 for current pensioners, females
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 3 months 18 days	29 years 6 months	29 years 7 months 6 days
Life expectancy at 60 for future pensioners at 40 years, males
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	28 years	28 years 3 months 18 days	29 years 1 month 6 days
Life expectancy at 60 for future pensioners at 40 years, females
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	30 years 8 months 12 days	31 years	31 years 4 months 24 days
0.5% change in discount rate per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ (1.2)	£ (1.1)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	1.3	1.2
0.25% change in discount rate per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(0.6)	(0.6)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	0.6	0.6
0.5% change in RPI per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.8	0.8
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(0.8)	(0.8)
0.25% change in RPI per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.4	0.4
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(0.4)	(0.4)
Change in life expectancy by one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.6	0.6
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ (0.6)	£ (0.5)